12 - Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
12 -	Stockholders’ Equity (Deficit)

General

The preferred shares have a par value of $.001 per share, and the Company is authorized to issue 10,000,000 shares. The preferred stock of the Company shall be issued by the board of directors of the Company in one or more classes or one or more series within any class, and such classes or series shall have such voting powers, full or limited, or no voting powers, and such designations, preferences, limitations or restrictions as the board of directors of the Company may determine, from time to time.

The common stock shares have a par value of $.001 per share and the Company is authorized to issue 150,000,000 shares, each share shall be entitled to cast one vote for each share held at all stockholders’ meeting for all purposes, including the election of directors. The common stock does not have cumulative voting rights.

Convertible Preferred Stock classified as Derivative Liability

On April 1, 2011 the Company issued 2,990,252 shares of convertible preferred stock (“Series A Preferred stock”) for $1,043,000 to one investor.  The Series A Preferred stock has the following rights, preferences, powers, privileges, and restrictions:  (a) 8% dividend (appropriately adjusted to reflect any stock splits), the dividends shall accrue and be paid on March 31, June 30, September 30 and December 31. (b) Preferential payments of the assets available for distribution to its stockholders by reason of their ownership in an amount equal to the Series A Preferred stock Original Issue price ($.1744).  (c) Voting rights - one vote for the number equal to the number of whole shares of common stock and shall be entitled to elect one director of the Corporation. (d) Rights to Convert – Each share of Series A Preferred stock shall be convertible, at the option of the holder at any time and from time to time without the payment of additional consideration by the holder into such number of fully paid and non-assessable shares of common stock as determined by dividing the Original Issue price by the Conversion price in effect at the time of the conversion.  The conversion price is initially equal to $.1744 and can be adjusted any time if the Company issues non-exempted common shares at a price below $.1744. At December 31, 2011 these convertible preferred stock shares can be converted into 5,980,504 shares of the Company’s common stock (e) the owner of the Series A Preferred stock can waive its right to adjust the conversion price at his choosing.  (f) Exempted securities - for shares issued to employees, directors or consultants or advisors if the issuance is approved by the Board.

The Company has determined that the Series A convertible preferred stock has the characteristics of a derivative instrument due to the fact that the conversion price is indexed to the Company’s own stock. The Company has determined that there is no change in the value of the derivative liability and no income or expense should be recorded to earnings during year ended December 31, 2011.

This Series A Preferred Stock is considered a derivative liability and is not reported in the Shareholders' Equity section of our balance sheet, but rather is shown as a mezzanine liability in the balance sheet. Because we have an accumulated deficit, under Section 174 of the Delaware General Corporation Law our directors cannot declare a dividend without incurring personal liability.  Unless we have a profit in 2012, our board of directors will not be able to declare a dividend nor will we be able to pay the dividend owed to the Series A Preferred Stockholder which dividends will continue to be accrued.  We will not be able to declare any dividends to our common stockholders until the accrued dividends owed to the Series A Preferred Stockholder have been paid

Common Stock

In 2011, the board of directors authorized a two-for-one forward stock split and a change in par value. The change in par value and the forward stock split have been retroactively applied as of January 1, 2010 in the balance sheet and the statement of changes in stockholders’ equity.

The Company issued 29,000 restricted shares of common stock (not registered under the Securities Act) for cash proceeds of $5,800 during the year ended December 31, 2011.

On April 29, 2011 the Company agreed to sell 5,200,000 restricted shares of common stock to four purchasers for an aggregate purchase price of $176,000.  The sales of these common stock shares were recorded as a stock subscription receivable.  As of December 31, 2011, the Company has received $5,200 of payments on the stock subscription receivable with the balance expected to be received by the end of first quarter 2012.

The Company issued 509,000 restricted shares of its common stock to non-employees for services rendered during the year ended December 31, 2011 or to be rendered. These services were valued at $71,000. The unamortized amount of prepaid services at December 31, 2011 was $6,250.  The Company charged its operations $64,750.

The Company issued 624,000 restricted shares of its common stock in connection with services provided by members of the board of directors during fiscal year 2011. The Company charged its operations $62,400.

The Company issued 200,004 restricted shares of its common stock to the Company’s President and CEO for payment of his salary in lieu of a cash compensation payments for services rendered during the year ended December 31, 2011 or to be rendered. These services were valued at $35,000. The unamortized amount of prepaid services at December 31, 2011 is $5,000.  The Company charged its operations $30,000.

The Company issued 100,000 shares of common stock for interest related to the issuance of a note payable.  The Company accounted for this transaction as a discount on notes payable totaling $25,000, of which $22,917 was amortized to interest expense for the year ended December 30, 2011. See note 8

During fiscal year 2010, the Company issued 20,000 shares in connection with services related to the issuance of notes payable. The Company charged its operations $5,000.

During fiscal year 2010, the Company issued 68,080 shares for interest related to the issuance of notes payable. The Company accounted for this transaction as a discount on notes payable totaling $17,020, of which $2,400 was amortized to interest expense for the year ended December 31, 2010. This discount amount was fully amortized as of December 31, 2011. See Note 8

During fiscal year 2010, the Company issued 5,000,000 shares of stock (2,500,000 shares on a pre-stock split basis) to its current chief financial officer, in lieu of compensation, for services rendered during the period of October 1, 2010 through March 31, 2011. These shares were valued at $50,000 based upon the fair value on the grant date. A $25,000 charge was recognized as stock based compensation for the year ended December 31, 2010 and the balance of $25,000 was amortized and expensed in fiscal year 2011. The stock issued contained a forfeiture provision under certain circumstances whereby 2,500,000 shares of stock may be cancelled, this provision was eliminated by the board of directors in December 2011.

In December 2010, half of the stock subscription receivable from the Company’s two founders was received, and the balance of the subscriptions receivable for 40,000,000 shares was cancelled.

Warrants

On April 1, 2011, the Company issued 478,440 common stock warrants to a third party vendor as part of payment for services provided. These warrants have a strike price of $.1744, are 100% vested and have a contractual life of 5 years, expiring on March 31, 2016. The Company calculated the fair value of the warrants to be $54,809, using the Black-Scholes option pricing model and the expense was recorded to the statement of operations. The assumptions used in computing the fair value are a closing stock price of $0.1744, expected term of 2.5 years utilizing the “plain vanilla” method. Also since the Company does not have a history of stock prices over 2.5 years the Company used the expected volatility of four peer entities within our sector whose share or option price are publicly available, per Staff Accounting Bulletin topic 14 interpretations and guidance. The average of the four comparable companies was used to determine the estimated expected volatility of 120.65%, the risk free rate was estimated to be 1.3%.